Financial Instruments, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Financial Instruments [Abstract]
Trading Symbol	DSX
Unsecured Senior Notes [Member]
Financial Instruments [Abstract]
Trading Symbol	DSXN
Fair Value, Inputs, Level 1 [Member] | Unsecured Senior Notes [Member]
Financial Instruments [Abstract]
Notes Payable, Fair Value Disclosure	$ 64,970